Cover	12 Months Ended
Dec. 31, 2023
Cover [Abstract]
Document Type	S-1
Entity Central Index Key	0000045947
Amendment Flag	false
Entity Registrant Name	TALCOTT RESOLUTION LIFE INSURANCE COMPANY
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Filer Category	Non-accelerated Filer